John Hancock Fundamental Equity Income Fund Investment Strategy - Class A C R6 [Member] - John Hancock Fundamental Equity Income Fund	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The fund will primarily invest in equity securities that the manager believes have favorable prospects for divided-paying ability. Equity securities in which the fund may invest include common and preferred stocks, convertible securities, rights, warrants, and depositary receipts (including American Depositary Receipts, American Depositary Shares, European Depositary Receipts, and Global Depositary Receipts), and real estate investment trusts (“REITs”).The manager seeks to invest in companies that are undervalued by using a combination of proprietary financial models and bottom-up fundamental financial research in order to identify and select companies with strong cash flows and revenue streams, and that are competitively positioned with strong management.While the fund manages risk by investing in securities across a broad range of industries and market sectors, the fund may at times focus its investments in a particular sector or sectors of the U.S. equity markets. The fund may invest up to 20% of its assets in U.S. and foreign-currency denominated foreign securities, including depositary receipts, and may trade securities actively.The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics.The fund may engage in certain derivatives transactions. Derivatives may be used to reduce risk and/or obtain efficient market exposure, and may include futures contracts, options and foreign currency forward contracts.